Summary of Significant Accounting Policies - Amortization Periods by Major Intangible Asset Classes (Detail)	12 Months Ended
Aug. 31, 2017
Trademarks and Brand
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	10 years
Core Curriculum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	10 years